Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Movement in Investment Contract Liabilities Measured at Fair Value

The following table presents the movement in investment contract liabilities measured at fair value during the year.

For the years ended December 31,	2018	2017
Balance, January 1	$639	$631
New policies	96	50
Changes in market conditions	76	76
Redemptions, surrenders and maturities	(86)	(72)
Impact of changes in foreign exchange rates	57	(46)
Balance, December 31	$782	$639

Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with these Contracts

Carrying value and fair value of investment contract liabilities measured at amortized cost.

	2018		2017
As at December 31,	Amortized cost, gross of reinsurance ceded(1)	Fair value	Amortized cost, gross of reinsurance ceded(1)	Fair value
U.S. fixed annuity products	$1,357	$1,449	$1,282	$1,433
Canadian fixed annuity products	1,126	1,269	1,205	1,354
Investment contract liabilities	$2,483	$2,718	$2,487	$2,787

(1)

During the year, investment contract labilities with the carrying value and fair value of $128 and $130, respectively (2017 – $nil and $nil, respectively), were reinsured by the Company. As at December 31, 2018, the net carrying value and fair value of investment contracts labilities were $2,355 and $2,588, respectively.

Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost

The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2018	2017
Balance, January 1	$2,487	$2,644
Policy deposits	6	68
Interest	82	100
Withdrawals	(201)	(232)
Fees	(1)	(1)
Other	–	(1)
Impact of changes in foreign exchange rates	110	(91)
Balance, December 31	$2,483	$2,487

Summary of Contractual Obligations and Commitments Relating to Investment Contracts

As at December 31, 2018, the Company’s contractual obligations and commitments relating to the investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities(1)	$193	$492	$476	$4,312	$5,473

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.